PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Post-employment health care benefit cost - Actuarial Assumptions (Details) - Post-employment health care benefit cost	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate	6.75%	7.00%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%